Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2020
Commitments And Contingencies
Schedule of future minimum lease obligations
Remaining of 2020	$9,387
2021	-
2022	-
2023	-
2024	-
Thereafter	-
Total	$9,387